Equity Method Investments (Details Textual) (USD $)				6 Months Ended			6 Months Ended
	Jun. 30, 2012	Feb. 28, 2012 Carriers	Dec. 31, 2011	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2012 Teekay LNG Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG Marubeni Joint Venture [Member]	Jun. 30, 2012 Teekay LNG Marubeni Joint Venture [Member] Secured Loan Facility [Member]
Equity Method Investments (Textual) [Abstract]
Percentage of ownership in LNG carriers				52.00%		100.00%
Joint Venture amount				$ 138,200,000		$ 1,300,000,000
Number of LNG carriers		6
Financed amount by secured loan facilities							1,060,000,000
Financed amount through equity contributions					266,000,000
Percentage of secured debt guaranteed by the Partnership							52.00%
Restricted cash deposits relating to certain term loans	526,705,000		495,634,000				30,000,000
Guarantee of debt							1,400,000
Carrying value of guarantee liability					1,100,000
Additional share of legal and financing costs				5,800,000
Book value of net assets acquired				303,000,000
Acquisition fee paid				$ 7,000,000